SHARE CAPITAL - Summary of Share Premium (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Beginning balance	£ 13,773	£ 14,623
Reduction	0
Ending balance	15,148	13,773
Share premium
Disclosure of classes of share capital [line items]
Beginning balance	5,620	5,620
Reduction	(4,501)	0
Ending balance	£ 1,119	£ 5,620